Fair Value Measurements - Summary of Warrant Liability by Fair Value Hierarchy (Details) - Warrant Liability [Member]	Dec. 31, 2020 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Public Warrant Liabilities	$ 62,100,000
Private Placement Warrant Liabilities	28,439,999
Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Public Warrant Liabilities	62,100,000
Private Placement Warrant Liabilities	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Public Warrant Liabilities	0
Private Placement Warrant Liabilities	0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Public Warrant Liabilities	0
Private Placement Warrant Liabilities	$ 28,439,999